Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions

17. Related Party Transactions

At March 31, 2022, accounts payable and accrued liabilities included $56,342 (December 31, 2021 - $13,831) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the three months ended March 31, 2022, management fees of $315,753 (2021 - $69,000) and director fees of $18,000 (2021 - $18,000) were incurred to related parties.

During the three months ended March 31, 2022, the Company issued 2,000,000 (2021 - 1,416,667) units for the settlement of accounts payable owed to related parties in the amount of $242,513 (2021 - $70,833), resulting in no gain or loss.

During the three months ended March 31, 2022, the Company issued Nil (2021 - 5,146,667) common shares relating to the exercise of Nil (2021 – 4,476,667) warrants and Nil (2021 – 670,000) options held by related parties. As consideration, the Company entered into promissory note agreements with the related parties for total principal receivable by the Company of $Nil (2021 - $518,820 (CAD$648,078)). Refer to Note 11.

As at December 31, 2021, notes receivable included $532,485 (December 31, 2021 - $517,985) due from related parties. The amounts are unsecured, bear interest at 5% per annum and mature between one to two years from grant.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)